DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Bluemount Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Name of the Company	Bluemount Holdings Limited
Place incorporation	Cayman Islands
Date of incorporation	Jun. 27, 2023
Principal activities	Investment holding
Bluemount Financial Group Limited [Member]
IfrsStatementLineItems [Line Items]
Name of the Company	Bluemount Financial Group Limited
Place incorporation	Hong Kong
Date of incorporation	Jun. 03, 2016
Principal activities	Investment holding
Voting power held	100.00%	100.00%
Bluemount Securities Limited [Member]
IfrsStatementLineItems [Line Items]
Name of the Company	Bluemount Securities Limited
Place incorporation	Hong Kong
Date of incorporation	Jun. 03, 2016
Principal activities	Financial and brokerage services
Voting power held	100.00%	100.00%
Bluemount Asset Management Limited [Member]
IfrsStatementLineItems [Line Items]
Name of the Company	Bluemount Asset Management Limited
Place incorporation	Hong Kong
Date of incorporation	Jun. 03, 2016
Principal activities	Wealth and asset management services
Voting power held	100.00%	100.00%
Bluemount Capital Limited [Member]
IfrsStatementLineItems [Line Items]
Name of the Company	Bluemount Capital Limited
Place incorporation	Hong Kong
Date of incorporation	Jun. 06, 2017
Principal activities	Advisory services
Voting power held	100.00%	100.00%
Bluemount Commodities Limited [Member]
IfrsStatementLineItems [Line Items]
Name of the Company	Bluemount Commodities Limited
Place incorporation	Hong Kong
Date of incorporation	Mar. 29, 2017
Principal activities	Trading of timepieces and advisory services
Voting power held	100.00%	100.00%